Reserves for Losses (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the Card Member loans reserve for losses
Balance, January 1	$ 1,471	$ 1,874	$ 3,646
Additions:
Card Member loans provisions	1,114	1,031	145
Card Member loans provisions - other	115	118	108
Total provision	1,229	1,149	253
Deductions:
Card Member loans net write-offs - principal	(1,141)	(1,280)	(1,720)
Card Member loans net write-offs - interest and fees	(150)	(157)	(201)
Card Member loans - other	(148)	(115)	(104)
Balance, December 31	$ 1,261	$ 1,471	$ 1,874